Financial assets at FVTOCI - Changes in gross carrying amount of financial assets at FVTOCI (Details) - Financial assets at fair value through other comprehensive income, category [member] - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 28,948,141	₩ 26,795,161	₩ 17,112,249
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		30,522,426	22,970,010	23,774,375
Disposal / Recovery		(21,533,360)	(20,530,076)	(14,249,358)
Gain (loss) on valuation		(213,517)	17,957	48,803
Amortization based on effective interest method		31,641	(12,545)	14,629
Business combination				24,985
Others	[1]	371,646	(292,366)	69,478
Ending balance		38,126,977	28,948,141	26,795,161
Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		28,948,141	26,795,161	17,087,096
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		30,522,426	22,970,010	23,774,375
Disposal / Recovery		(21,533,360)	(20,530,076)	(14,224,358)
Gain (loss) on valuation		(213,517)	17,957	48,956
Amortization based on effective interest method		31,641	(12,545)	14,629
Business combination				24,985
Others	[1]	371,646	(292,366)	69,478
Ending balance		38,126,977	28,948,141	26,795,161
Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	25,153
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	(25,000)
Gain (loss) on valuation		0	0	(153)
Amortization based on effective interest method		0	0	0
Business combination				0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Business combination				0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc..